Related Parties	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Related Parties
27	Related parties

(a)	Directors and Officers’ compensation
The amounts paid to directors and officers for their roles as executives in 2020, 2019 and 2018 included in “Personnel expenses” are shown below:

	2020	2019	2018
Directors and officers’ compensation	(2,582)	(2,738)	(2,720)

Additionally, directors and officers will receive U$ 0.2 million as bonus in April 30, 2021, which is included in “Personnel expenses”.

(b)	Officers’ Fund

	2020	2019
Other Assets	47	47
Personnel current liabilities	1,271	1,043
Personnel non current liabilities	1,527	1,530

The Plan is administered by the Company through a limited liability entity (the “Officers’ Fund”) registered as an administered fund under the laws of Cayman Islands.
The employees are offered the opportunity to purchase quotas in the Officers’ Fund based on the discretion of the directors of the Officers’ Fund. With the payment of a contribution to the Officers’ Fund on the grant date, these employees are entitled to a cash benefit that is calculated by Management based on defined financial metrics of the Group (e.g. DE – Distributable Earnings) with certain vesting conditions and financial hurdles. Each grant benefit is subject to graded vesting periods of 2 to 4 years. Upon vesting, the benefits are redeemable yearly at the option of the holder or, mandatorily redeemed after two years. Should the employee cease to be eligible for the cash benefit (e.g. as a result of leaving the Group), all unvested benefits are paid based on the amount that was originally contributed to the Plan.

(c)	Long-term investments
As described in note 10(b) and note 15, Patria Brazilian Private Equity General Partner III, Ltd. and Patria Brazil Real Estate Fund General Partner II, Ltd. have a related party (represented by certain of the Group’s founding shareholders) holding a participating share that gives it the right to all returns on Patria Brazil Real Estate Fund II, L.P. and Patria Brazilian Private Equity Fund III, L.P., these investments are recorded under long term investments with equivalent liabilities to the holder of the participating share. All contributions to these funds are made by the related party; distributions received are returned to the related party.